Offerings	Oct. 29, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Stock Purchase Units
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit in Registration Statement Nos.
333-278184
and
333-278184-02,
which was filed on March 22, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Represents an aggregate amount of $1,500,000,000 of the Equity Units (Stock Purchase Units) offered hereby and an aggregate amount of $1,500,000,000 of Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts. Each Equity Unit will consist of (1) a Stock Purchase Contract and (2) initially a 5% undivided beneficial ownership interest in a Debenture.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Stock Purchase Contracts
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit in Registration Statement Nos.
333-278184
and
333-278184-02,
which was filed on March 22, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on the Series O Debentures due November 1, 2029 (the “Debentures”). The value attributable to the NextEra Energy, Inc. guarantee, if any, are reflected in the offering price of the Debentures. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantee is payable.

(3)
Represents an aggregate amount of $1,500,000,000 of the Equity Units (Stock Purchase Units) offered hereby and an aggregate amount of $1,500,000,000 of Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts. Each Equity Unit will consist of (1) a Stock Purchase Contract and (2) initially a 5% undivided beneficial ownership interest in a Debenture.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series O Debentures due November 1, 2029
Offering Note
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit in Registration Statement Nos.
333-278184
and
333-278184-02,
which was filed on March 22, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Represents an aggregate amount of $1,500,000,000 of the Equity Units (Stock Purchase Units) offered hereby and an aggregate amount of $1,500,000,000 of Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts. Each Equity Unit will consist of (1) a Stock Purchase Contract and (2) initially a 5% undivided beneficial ownership interest in a Debenture.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series O Debentures due November 1, 2029
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit in Registration Statement Nos.
333-278184
and
333-278184-02,
which was filed on March 22, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Represents an aggregate amount of $1,500,000,000 of the Equity Units (Stock Purchase Units) offered hereby and an aggregate amount of $1,500,000,000 of Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts. Each Equity Unit will consist of (1) a Stock Purchase Contract and (2) initially a 5% undivided beneficial ownership interest in a Debenture.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	NextEra Energy, Inc. Common Stock, $.01 par value
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit in Registration Statement Nos.
333-278184
and
333-278184-02,
which was filed on March 22, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Represents an aggregate amount of $1,500,000,000 of the Equity Units (Stock Purchase Units) offered hereby and an aggregate amount of $1,500,000,000 of Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts. Each Equity Unit will consist of (1) a Stock Purchase Contract and (2) initially a 5% undivided beneficial ownership interest in a Debenture.